SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14 – SEGMENT INFORMATION

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, reviews financial information on a fully consolidated basis. There are no distinct operating segments with separate financial performance metrics, resource allocation decisions, or discrete profit/loss evaluations. Revenue is modest and primarily service-based, with ongoing net losses, all managed holistically.